Share Capital and Reserves	12 Months Ended
Dec. 31, 2024
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share Capital and Reserves	Share Capital and Reserves
AAuthorized Share Capital
The Company is authorized to issue an unlimited number of common shares without par value.
Under the Company's normal course issuer bid ("NCIB"), the Company is able, until May 6, 2025, to purchase up to 20 million of its common shares. The NCIB provides the Company with the option to purchase its common shares from time to time. During the year ended December 31, 2024, the Company purchased and cancelled approximately 2.0 million common shares. Subsequent to December 31, 2024, the Company purchased and cancelled an additional 266,000 common shares for consideration of approximately $1.5 million.
In 2024, the Company has established an Automatic Share Purchase Plan (“ASPP”) to facilitate the repurchase of its issued and outstanding common shares under its NCIB. The ASPP allows for the purchase of up to 10 million common shares during periods when the Company would otherwise be restricted from making purchases due to regulatory constraints or self-imposed blackout periods. As of December 31, 2024, the Company recorded a $2.6 million liability related to the ASPP, representing the Company’s obligation under the plan while the existing blackout period is in effect.
The Company’s at-the-market equity program expired in October 2024, without any shares being issued under the program.
In 2024, the Company declared dividends of CAD0.08 per common share (2023 - CAD0.08).
BStock Options of the Company
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant share options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry date is five years from the grant date. All options are equity settled. The Option Plan permits the issuance of options which, together with the Company's other share compensation arrangements, may not exceed 8.5% of the Company’s issued common shares as at the date of the grant. During the year ended December 31, 2024 no share options were granted.
A summary of the Company’s options and the changes for the period is as follows:

	Number of options	Weighted average exercise price per share (CAD)

Options outstanding at December 31, 2022	16,356,022	7.50
Granted	4,101,417	6.53
Exercised	(1,147,066)	(5.99)
Expired	(2,009,933)	(6.07)
Options outstanding at December 31, 2023	17,300,440	7.54
Exercised	(242,000)	(1.66)
Expired	(2,946,023)	(8.57)
Options outstanding at December 31, 2024	14,112,417	7.42
The weighted average remaining contractual life of the options as at December 31, 2024 was 2.62 years (year ended December 31, 2023 — 3.05 years). The weighted average share price, at the time of exercise, for those share options that were exercised during the year ended December 31, 2024 was CAD5.85 per share (year ended December 31, 2023 — CAD6.71).
A summary of the Company’s options as of December 31, 2024 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (CAD)[1]

2025	2,812,000	2,812,000	9.43
2026	2,968,000	2,968,000	7.18
2027	4,231,000	2,820,672	7.12
2028	4,101,417	1,367,146	6.53
	14,112,417	9,967,818	7.71
1.The weighted average exercise price of options that are exercisable is CAD7.71.
CRestricted Share Rights
The Company has a restricted share plan (the “Restricted Share Plan”) whereby the Company may grant RSRs to eligible employees, officers, directors and consultants at an expiry date to be determined by the Board of Directors. Each restricted share right entitles the holder to receive a common share of the Company without any further consideration. The Restricted Share Plan permits the issuance of up to a maximum of 4,500,000 restricted share rights.
During the year ended December 31, 2024, the Company granted 549,500 RSRs with a grant date fair value of $3.1 million, a three year vesting term, and a weighted average grant date fair value of $5.69 per unit. As of December 31, 2024, the Company had 2,446,317 RSRs outstanding.
D Performance Share Rights
On December 12, 2024 the Board of Directors approved the grant of 614,500 performance share rights, subject to shareholder and TSX approval, which is expected in 2025.
E Diluted Earnings Per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2024	Year Ended December 31, 2023

Net income attributable to Sandstorm’s shareholders for the year	$14,293	$41,716

Basic weighted average number of shares	297,489,424	297,406,309
Basic earnings per share	$0.05	$0.14

Effect of dilutive securities
Stock options	305,353	644,651
Restricted share rights	2,058,986	1,940,197
Diluted weighted average number of common shares	299,853,763	299,991,157
Diluted earnings per share	$0.05	$0.14
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD7.43 during the year ended December 31, 2024 (December 31, 2023 — CAD7.10).

	Year Ended December 31, 2024	Year Ended December 31, 2023

Stock Options	4,254,583	12,896,931
Warrants	87,940	242,000
Restricted Share Rights	30,027	—
F Compañia Minera Caserones
Sandstorm holds a 67.5% interest in CMC, which is incorporated in Chile. Summarized financial information for the Company’s investment in this subsidiary, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	At December 31, 2024	At December 31, 2023

Current Assets	$2,750	$2,356
Non-current Assets	71,466	62,852
Total Assets	$74,216	$65,208
Current Liabilities	1,383	767
Non-current Liabilities	—	—
Total Liabilities	$1,383	$767
Net Assets	$72,833	$64,441

	Year Ended December 31, 2024	Year Ended December 31, 2023

Revenue	$11,033	$12,022
Depletion	(3,724)	(4,875)
Administration expenses and other	(7)	(92)
Income tax expense	(3,575)	(4,000)
Total net income and comprehensive income	$3,727	$3,055
Total net income and comprehensive income attributable to non-controlling interests	$1,211	$993